6. ASSET RETIREMENT OBLIGATIONS (Details Narrative) (USD $)	12 Months Ended			90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Notes to Financial Statements
Asset retirement obligations	$ 138,129	$ 127,688		$ 138,129
Accretion expense	$ 7,500	$ 8,647	$ 8,344	$ 37,258